Operating Leases (Details) - Schedule of balance sheet information related to leases - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of balance sheet information related to leases [Abstract]
Operating lease right-of-use assets	$ 12,265,679	$ 9,827,114
Operating lease right-of-use assets, related party	341,078	172,121
Total Operating lease right-of-use assets	12,606,757	9,999,235
Operating lease liabilities-current	5,678,812	3,797,069
Operating lease liability - related party, current	165,734	163,995
Operating lease liabilities, non-current	7,461,337	6,068,702
Operating lease liability - related party, non-current	175,002
Total operating lease liabilities	$ 13,480,885	$ 10,029,766
Weighted-average remaining lease term (years)
Weighted-average remaining lease term (years), Operating leases	3 years 65 days	2 years 288 days
Weighted-average discount rate
Weighted-average discount rate, Operating leases	5.22%	5.22%